Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931
Additions	207,000	(57,164)	149,836
Disposals	(104,274)	20,142	(84,132
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Additions	—	(57,617)	(57,617
Disposals (including vessels held for sale)	(85,319)	8,224	(77,095
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923

Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

Proceeds received:
Net Cash proceeds received from sale of assets	$71,224
Subordinated Series A Units	27,111
		98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554	(83,593)

		14,742

Deferred gain on sale of assets		8,971

Gain on sale of vessels		$5,771

Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Property, Plant and Equipment [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

Proceeds received:
Cash proceeds received from sale of assets	$214,854
Common units	18,640
General Partner units	5,720
Subordinated units	140,140
Selling expenses	(211)	379,143
Carrying Value of assets sold:
Vessels	(322,121)
Favorable leases	(32,129)
Other assets / liabilities, net	(1,390)	(355,640)

Gain on sale of vessels		$23,503